Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Income before income tax	R$ 516,531	R$ 303,227	R$ 1,544,109	R$ 640,728	R$ 575,507
Adjustments to reconcile income before income taxes
Depreciation of property and equipment and right-of-use assets	15,878	8,102	53,080	24,470	9,338
Amortization of intangible assets	15,648	7,055	37,630	28,318	18,065
Loss on write-off of property, equipment and intangible assets	3,452	112	11,245	19,915	4,491
Expected credit losses on accounts receivable and other financial assets	21,962	(180)	9,410	8,220	4,347
(Reversal of) Provision for contingencies, net	(387)	11	(1,601)	7,897	3,531
Net foreign exchange differences	(19,510)	1,528	3,636	(25,832)	36,271
Grant of share-based plan	23,221		5,371
Interest accrued	20,087	16,898	86,862	64,330	8,134
Changes in assets and liabilities
Securities (assets and liabilities)	(6,676,164)	605,953	(20,188,931)	(2,929,021)	(958,894)
Derivative financial instruments (assets and liabilities)	988,979	95,830	825,719	(492,024)	(209,030)
Securities trading and intermediation (assets and liabilities)	3,708,191	840,841	4,201,246	1,969,621	1,036,957
Securities purchased (sold) under resale (repurchase) agreements	46,190	(1,809,388)	(2,919,480)	(5,635,630)	262,377
Accounts receivable	6,197	62,708	(243,893)	(92,809)	(70,589)
Loan operations	(63,520)
Prepaid expenses	(15,811)	2,776	7,040	(31,380)	(19,565)
Other assets	52,295	13,173	(14,548)	(58,964)	(7,917)
Securities sold under repurchase agreements			8,997,713	6,126,676	(258,118)
Structured operations certificates	130,987
Accounts payable	(1,616)	(1,482)	132,235	63,000	3,163
Social and statutory obligations	(217,971)	(73,134)	241,033	81,253	62,274
Tax and social security obligations	(33,554)	(82,429)	(9,223)	4,463	(2,459)
Private pension liabilities	1,395,998	33,867	3,743,031	16,059
Other liabilities	141,012	(9,598)	98,497	14,524	(8,901)
Cash from operations	58,095	15,870	(3,379,819)	(196,186)	488,982
Income tax paid	(196,585)	(86,579)	(402,574)	(202,443)	(219,446)
Contingencies paid	(234)	(318)	(3,172)	(3,933)	(7,169)
Interest paid	(572)	(3,141)	(28,427)	(54,185)
Net cash flows from (used in) operating activities	(139,296)	(74,168)	(3,813,992)	(456,747)	262,367
Investing activities
Acquisition of intangible assets	(19,914)	(8,061)	(88,949)	(53,517)	(20,627)
Acquisition of property and equipment	(20,746)	(11,375)	(72,499)	(83,149)	(30,369)
Acquisition of subsidiaries, net of cash acquired				(10,413)	(404,631)
Net cash flows used in investing activities	(40,660)	(19,436)	(161,448)	(147,079)	(455,627)
Financing activities
Proceeds from borrowings				325,370	826,000
Payments of borrowings and lease liabilities	(26,058)	(32,276)	(123,332)	(689,634)
Proceeds from issuance of debentures			400,000	400,000
Payments of debentures			(11,815)
Dividends paid to owners of the parent			(500,000)	(325,000)	(189,998)
Proceeds from capital contributions, net			4,482,002	673,294
Net subscriptions received (redemptions paid)-non-controllinginterests					(45,550)
Transactions with non-controlling interests	1,844	(92)	(1,855)	146	(2,078)
Dividends paid to non-controlling interests	(3,432)	(490)	(11,143)	(4,090)	(3,858)
Net cash flows from (used in) financing activities	(27,646)	(32,858)	4,233,857	380,086	584,516
Net increase (decrease) in cash and cash equivalents	(207,602)	(126,462)	258,417	(223,740)	391,255
Cash and cash equivalents at the beginning of the fiscal year	887,796	626,863	626,863	835,493	440,128
Effects of exchange rate changes on cash and cash equivalents	31,009	70	2,516	15,110	4,110
Cash and cash equivalents at the end of the fiscal year	711,203	500,471	887,796	626,863	835,493
Cash	249,950	224,997	109,922	68,407	153,218
Securities purchased under agreements to resell	309,053	133,028	654,057	488,809	420,958
Interbank certificate deposits	R$ 152,200	R$ 142,446	R$ 123,817	R$ 69,647	R$ 261,317